Leases (Details) - Schedule of lease expenses ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Schedule of lease expenses [Abstract]
Operating lease cost	¥ 77,406
Short term lease cost	15,148
Total	¥ 92,554